INVESTMENTS IN AFFILIATED COMPANIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 138,561	$ 10,021	$ 5,750
Income (loss)	$ 9,058	$ (481)	$ 340